Related Party and Parties-In-Interest Transactions (Details) - Common stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 154
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, decrease in fair value	$ 1,127,416
Dividend income	$ 181,788
Investment, number of shares (in shares)	101,930	100,061
EBP 170
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, decrease in fair value	$ 4,720,237
Dividend income	$ 813,790
Investment, number of shares (in shares)	436,128	422,468